OTHER PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
OTHER PAYABLE AND ACCRUED LIABILITIES
Schedule of accrued liabilities and other liabilities

	As of December 31,
	2024	2025
	RMB	RMB
Salary and welfare payable	43,693	36,204
Accrued litigation liabilities	17,756	21,719
Taxes payable	4,780	4,200
Professional fees payable	3,063	8,759
Short-term rental payable	1,190	1,149
Leasehold improvement payable	515	263
Discounted bank acceptance notes(1)	—	16,000
Others	1,031	667
Total	72,028	88,961

(1)

Discounted bank acceptance notes represent cash received from financial institutions by discounting of bank acceptance notes issued between the Company’s subsidiaries, which are repayable within one year with interest of 0.98%. The issuance of notes payable is collateralized by the Group’s time deposits of RMB 18,881 as of December 31, 2025, which were recorded in short-term investments.